SHORT TERM INVESTMENTS - Interest income (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
SHORT TERM INVESTMENTS
Interest income recognized on held-to-maturity investments	¥ 338	¥ 1,374